NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2020
NATURE OF OPERATIONS
NATURE OF OPERATIONS

1.       NATURE OF OPERATIONS

Great Panther Mining Limited ("Great Panther" or the "Company”) is a public company listed on the Toronto Stock Exchange (“TSX”) trading under the symbol GPR, and on the NYSE American trading under the symbol GPL and is incorporated and domiciled in Canada. The Company’s registered and records office is located at 1330 – 200 Granville Street, Vancouver, BC.

On March 5, 2019 (the “Acquisition Date”), the Company changed its name from Great Panther Silver Limited to Great Panther Mining Limited following the completion of the acquisition of Beadell Resources Limited (“Beadell”) (the “Acquisition”), a gold mining company that was listed on the Australian Securities Exchange and operated the wholly owned Tucano gold mine (“Tucano”) and related exploration properties in Amapá state, northern Brazil (note 5).

Additionally, the Company has two wholly-owned mining operations in Mexico: the Topia mine (“Topia”), and the Guanajuato Mine Complex (the "GMC”), which comprises the  Guanajuato mine, the San Ignacio mine (“San Ignacio”), and the Cata processing plant. Topia , located in the Sierra Madre Mountains in the state of Durango in northwestern Mexico, produces concentrates containing silver, gold, lead and zinc. The GMC, located in central Mexico, produces a  silver and gold concentrate.

The Company also wholly owns the Coricancha Mine Complex (“Coricancha”), a gold-silver-copper-lead-zinc mine and 600 tonnes per day processing facility in the central Andes of Peru, approximately 90 kilometres east of Lima. Coricancha was acquired by the Company in June 2017, having been placed on care and maintenance by its previous owner in August 2013. The Company filed a positive Preliminary Economic Assessment on Coricancha in May 2018, and in July 2018, commenced a trial stope and bulk sample program ("BSP”) to further de-risk the project. The BSP was completed in June 2019 and the Company continues to evaluate a restart of the Argosy in Canada. The El Horcón property is located 100 kilometres by road northwest of Guanajuato, Santa Rosa is located 15 kilometres northeast of Guanajuato, and the Plomo property is located in Sonora, Mexico. The Argosy property is located in the Red Lake Mining District in northwestern Ontario, Canada.

These consolidated financial statements have been prepared on a going concern basis, which contemplates the continuity of normal business activity and the realization of assets and the settlement of liabilities in the normal course of business.

In March 2020, the World Health Organization declared a global pandemic following the emergence and rapid spread of a novel strain of the coronavirus respiratory disease ("COVID-19"). The Company continues to closely monitor the developments of COVID-19 with a focus on the jurisdictions in which the Company operates and its head office location in Canada. The worldwide spread of COVID-19 is prompting governments to implement different measures to curb the spread of COVID-19 regularly.  During this period of uncertainty, the Company’s priority is to continue to safeguard the health and safety of personnel and host communities, support and enforce government actions to slow the spread of COVID-19 and assess and mitigate the risks to the business continuity. As the extent and duration of the impacts from COVID-19 remain unclear, the Company’s estimates and assumptions may evolve as conditions change. Actual results could differ significantly from those estimates.